Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Intangible Assets

	Client Relationships $	Contract Backlog $	Software $	Other $	Total $	Total Lease Disadvantage (note 21) $

Cost
December 31, 2015	146.3	12.9	63.0	9.9	232.1	(8.1)
Additions	-	-	25.7	-	25.7	-
Additions – internal development	-	-	0.6	-	0.6	-
Additions arising on acquisitions	246.9	50.6	27.6	29.1	354.2	(2.8)
Removal of fully amortized assets	(0.3)	(9.5)	(16.5)	(1.5)	(27.8)	0.5
Impact of foreign exchange	6.1	1.5	(2.8)	0.9	5.7	0.1

December 31, 2016	399.0	55.5	97.6	38.4	590.5	(10.3)
Additions	-	-	5.7	-	5.7	-
Additions arising on acquisitions	3.2	2.7	-	0.2	6.1	-
Disposals – Innovyze	(78.1)	-	(19.1)	(6.1)	(103.3)	-
Disposals – other	-	-	(3.3)	-	(3.3)	-
Removal of fully amortized assets	(13.8)	(6.2)	(15.7)	(3.1)	(38.8)	2.5
Impact of foreign exchange	(20.8)	(4.1)	0.4	(1.9)	(26.4)	0.6

December 31, 2017	289.5	47.9	65.6	27.5	430.5	(7.2)

Accumulated amortization
December 31, 2015	59.3	6.0	25.4	3.3	94.0	(4.1)
Current year amortization	26.8	22.3	21.6	6.9	77.6	(1.9)
Removal of fully amortized assets	(0.3)	(9.5)	(16.5)	(1.5)	(27.8)	0.4
Impact of foreign exchange	(0.8)	0.4	(2.3)	(0.1)	(2.8)	0.1

December 31, 2016	85.0	19.2	28.2	8.6	141.0	(5.5)
Current year amortization	30.2	26.4	17.2	8.3	82.1	(1.9)
Disposals – Innovyze	(7.2)	-	(1.1)	-	(8.3)	-
Disposals – other	-	-	(2.7)	-	(2.7)	-
Removal of fully amortized assets	(13.8)	(6.2)	(15.7)	(3.1)	(38.8)	2.5
Impact of foreign exchange	(3.8)	(1.8)	1.0	(0.6)	(5.2)	0.4

December 31, 2017	90.4	37.6	26.9	13.2	168.1	(4.5)

Net book value
December 31, 2016	314.0	36.3	69.4	29.8	449.5	(4.8)

December 31, 2017	199.1	10.3	38.7	14.3	262.4	(2.7)